Cover Page Document	Nov. 03, 2026
Cover Page [Abstract]
Entity Central Index Key	0000318154
Amendment Flag	false
Security Exchange Name	NASDAQ
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Amgen Inc.
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	805
Local Phone Number	447-1000
Entity Emerging Growth Company	false
Trading Symbol	AMGN
Title of 12(b) Security	Common stock, $0.0001 par value